Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following is a summary of the fixed assets as of December 31:

	2012			2011
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Computers, furniture and fixtures	$111,356	$(83,537)	$27,819	$100,373	$(73,521)	$26,852
Leasehold improvements	57,350	(32,255)	25,095	49,292	(28,407)	20,885
	$168,706	$(115,792)	$52,914	$149,665	$(101,928)	$47,737